Derivative Financial Instruments - Warrant Liability (Details Textuals) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended
	Feb. 21, 2014	Mar. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 08, 2013	Feb. 04, 2013	Sep. 23, 2013	May 04, 2012 shareholder	Sep. 30, 2013	Aug. 15, 2013
Derivative [Line Items]
Class of warrant or right, expiration period	5 years	5 years
Loss on exchange of warrants and debt			$ 0	$ 94,214
Reclassification of warrants from liability to equity			3,166,482	0
Change in fair value of derivative			7,845,214	(251,847)
2013 Private Placement [Member]
Derivative [Line Items]
Debt conversion, converted instrument, amount (in dollars)				3,559,118
Stockholders' equity note, changes in capital structure, subsequent changes to number of common shares					8,730,000
Warrant [Member]
Derivative [Line Items]
Stockholders' equity note, changes in capital structure, subsequent changes to number of common shares					174,732
Reclassification of warrants from liability to equity			(3,166,482)
Change in fair value of derivative			(7,845,214)	(514,704)
Private Transaction with a Warrant Holder [Member]
Derivative [Line Items]
Loss on exchange of warrants and debt				732
Conversion of notes payable into common stock (shares)						5,001
Warrants - $0.35 excise price [Member]
Derivative [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	17,142,864
Class of warrant or right, exercise price of warrants or rights (per share)	0.35
Warrants - $0.35 excise price [Member] | Private Placement Agent [Member]
Derivative [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	750,511
Class of warrant or right, exercise price of warrants or rights (per share)	0.35
Warrants - $0.25 exercise price [Member] | 2013 Private Placement [Member]
Derivative [Line Items]
Class of warrant or right, expiration period							5 years
Class of warrant or right, number of securities called by warrants or rights (shares)							7,118,236
Class of warrant or right, exercise price of warrants or rights (per share)							$ 0.25
Warrants - $0.50 exercise price [Member]
Derivative [Line Items]
Class of warrant or right, number of securities called by warrants or rights (shares)	17,142,864
Class of warrant or right, exercise price of warrants or rights (per share)	0.50
Warrants - $0.50 exercise price [Member] | 2013 Private Placement [Member]
Derivative [Line Items]
Class of warrant or right, expiration period							5 years
Class of warrant or right, number of securities called by warrants or rights (shares)							7,118,236
Class of warrant or right, exercise price of warrants or rights (per share)							$ 0.50
Warrants - $0.50 exercise price [Member] | Private Placement Agent [Member]
Derivative [Line Items]
Class of warrant or right, expiration period	5 years
Class of warrant or right, number of securities called by warrants or rights (shares)	750,511
Class of warrant or right, exercise price of warrants or rights (per share)	0.50
2014 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Class of warrant or right, issued in private placement	12,382,216
Fair value of warrants issued to investors in private placement (shares)			3,202,915
2013 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Class of warrant or right, issued in private placement				2,344,899
2012 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Issuance of warrants, public offering (shares)			110,000
Derivative liability, fair value, gross liability			550
2011 Activity [Member] | Warrant [Member]
Derivative [Line Items]
Issuance of warrants, public offering (shares)			250
Derivative liability, fair value, gross liability			0
Change in fair value of derivative			7,845,214	514,704
2011 Activity [Member] | Warrant [Member] | May 2011 Offering [Member]
Derivative [Line Items]
Issuance of warrants, public offering (shares)			13,554
Convertible Promissory Note [Member]
Derivative [Line Items]
Loss on exchange of warrants and debt									93,482
Debt instrument, maturity period (in days)								30 days
Debt instrument, number of existing shareholders issued promissory note								2
Debt Instrument, Face Amount								75,000
Common Stock [Member]
Derivative [Line Items]
Conversion of notes payable into common stock (shares)				3,788
Common Stock [Member] | 2013 Private Placement [Member]
Derivative [Line Items]
Debt conversion, converted instrument, amount (in dollars)							1,376,618
Conversion of notes payable into common stock (shares)							5,506,472
Convertible Promissory Note - Principal [Member] | Common Stock [Member]
Derivative [Line Items]
Debt conversion, converted instrument, amount (in dollars)										75,000
Convertible Promissory Note - Accrued Interest [Member] | Common Stock [Member]
Derivative [Line Items]
Debt conversion, converted instrument, amount (in dollars)										12,366
Loss on exchange of warrants and debt										$ (93,482)
Convertible Promissory Note [Member] | Common Stock [Member]
Derivative [Line Items]
Conversion of notes payable into common stock (shares)										349,464